S000012097 [Member] Expense Example - Columbia Total Return Bond Fund	Apr. 30, 2026 USD ($)
Class Inst2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 42
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	298
Expense Example, with Redemption, 10 Years	687
Class Inst3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	273
Expense Example, with Redemption, 10 Years	629
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	185
Expense Example, with Redemption, 5 Years	333
Expense Example, with Redemption, 10 Years	762
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	373
Expense Example, with Redemption, 3 Years	557
Expense Example, with Redemption, 5 Years	755
Expense Example, with Redemption, 10 Years	1,329
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	252
Expense Example, with Redemption, 3 Years	498
Expense Example, with Redemption, 5 Years	869
Expense Example, with Redemption, 10 Years	1,710
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	604
Expense Example, with Redemption, 10 Years	1,352
Class Inst
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	185
Expense Example, with Redemption, 5 Years	333
Expense Example, with Redemption, 10 Years	$ 762